Cash Flow Detail (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2024	2023	2022
Cash received from operations	48,856	47,314	46,925
Cash paid from operations	(36,134)	(34,646)	(34,778)
Cash paid to suppliers	(30,360)	(29,188)	(29,509)
Cash paid to employees	(4,773)	(4,604)	(4,416)
Payments related to cancellation of commitments	(1,001)	(854)	(853)
Net payments of interest and other financial expenses net of dividends received	(1,060)	(565)	(292)
Net interest and other financial expenses paid	(1,620)	(1,811)	(1,236)
Dividends received	560	1,246	944
Taxes (payments)/proceeds	(668)	(454)	(92)
Net cash flow provided by operating activities	10,994	11,649	11,763

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The following is a detail of the items comprising the net cash flow used in investing activities.

Millions of euros	2024	2023	2022
Proceeds from the sale in property, plant and equipment and intangible assets	269	310	842
Payments on investments in property, plant and equipment and intangible assets	(5,790)	(6,161)	(6,350)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,521)	(5,851)	(5,508)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies

Millions of euros	2024	2023	2022
Tax associated with the sale of the tower division of Telxius	—	876	—
Constitution of VMO2	—	—	(256)
Sale of Telecommunications towers divisions of Telxius	48	90	2
Tax associated with the sale of InfraCo	—	—	(124)
Sale of Telefónica Móviles El Salvador	—	—	116
Sale of fiber assets of Colombia Telecomunicaciones	8	—	55
Deferred collection sale of T. Ireland	—	—	35
Sale of China Unicom shares (Note 12)	147	—	—
Others	17	38	57
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	220	1,004	(115)
Oi mobile assets acquisition (Note 2)	—	(3)	(986)
Incremental acquisition (Note 5)	—	—	(178)
BE-terna acquisition (Note 5)	—	(5)	(328)
IPNET acquisition (Note 5)	(10)	—	—
Capital increase of UGG TopCo (Note 10)	(91)	(73)	(50)
Capital increase of InfraCo Chile (Note 10)	(6)	(46)	—
Loan to InfraCo Chile (Note 12)	—	(46)	—
Capital increase of nexfibre (Note 10)	(38)	(33)	—
Others	(44)	(46)	(86)
Payments on investments in companies, net of cash and cash equivalents acquired	(189)	(252)	(1,628)

Schedule of Investing Activities: Proceeds and Payments on Financial Investments

Millions of euros	2024	2023	2022
Collateral guarantees on derivatives	1,292	1,088	2,891
Bond sales in Argentina	91	9	—
Legal deposits	12	31	3
Long-term financial instruments of Pegaso PCS (Note 12)	—	287	—
Others	18	17	73
Proceeds on financial investments not included under cash equivalents	1,413	1,432	2,967
Legal deposits	(10)	(16)	(4)
Collateral guarantees on derivatives	(987)	(1,402)	(2,195)
Bond purchases in Argentina	(170)	(42)	—
Long-term financial instruments of Pegaso PCS	—	—	(260)
Others	(29)	(15)	(116)
Payments on financial investments not included under cash equivalents	(1,196)	(1,475)	(2,575)
Net proceeds/(payments) for temporary financial investments	50	856	1,532

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations

Millions of euros	2024	2023	2022
Dividends paid to the shareholders of Telefónica, S.A. (*)	(1,720)	(1,701)	(959)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(113)	(189)	(268)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(17)	(157)	(161)
Payments to non-controlling interests of Telxius Telecom, S.A.	—	(76)	—
Others	(37)	(16)	(9)
Dividends paid (see Note 17)	(1,887)	(2,139)	(1,397)
Share capital increase Pontel, S.L. (see Note 17.i)	—	111	—
Establishment of Bluevia Fibra (see notes 2 and 17.i)	—	—	1,021
Share capital decrease Telefônica Brasil, S.A. (see Note 17.i)	(57)	—	—
Others	—	2	1
(Payments)/proceeds from share capital decrease/increase with minority interests	(57)	113	1,022
Acquisition of 40% Telxius Telecom, S.A. from KKR (see Note 17.i)	—	(224)	—
Payment to KKR related to 2021 Income Tax of Telxius (Note 17.i)	—	(351)	—
Payment to Pontegadea related to 2021 Income Tax of Telxius (Note 17.i)	—	(88)	—
Own shares purchase of Telefónica Brasil	(224)	(92)	(111)
Shares purchase of Telefónica Deutschland (Note 2 and 17.i)	(1,019)	(816)	(48)
Transactions carried out by Telefónica, S.A. (see Note 17.i)	(58)	(223)	(365)
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of T. Guatemala, T. Nicaragua and T. Panama	—	—	(44)
Others	—	23	13
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,301)	(1,771)	(555)
Issuance of undated deeply subordinated securities (Note 17.c)	1,300	1,750	750
Acquisition and payment of undated deeply subordinated securities (Note 17.c)	(1,300)	(1,750)	(750)
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (see Note 17.c)	(346)	(329)	(268)
Operations with other equity holders	(346)	(329)	(268)
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.

Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information

Millions of euros	2024	2023	2022
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III)	1,750	850	1,100
Issuance of Telefónica Móviles Chile, S.A. (*) (see Appendix III)	37	114	—
Issuance of Telefónica Brasil, S.A. (*)	—	—	628
Others	—	3	18
Proceeds on issue of debentures and bonds, and other debts	1,787	967	1,746
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	390	275	150
Syndicated provision of Telxius Telecom, S.A.	—	100	100
Disposal bilateral loan of Telefónica Brasil, S.A. (*)	—	—	199
Syndicated provision of Bluevia Fibra S.L. (see Note 18)	75	10	245
Settlement of nominal value of gross debt hedging derivatives	385	20	89
New promissory note debt (see Note 18)	478	504	7
Others	432	798	49
Proceeds on loans, borrowings and promissory notes (see Appendix V)	1,760	1,707	839
Repayments of debentures and bonds, and other debts	(1,140)	(1,910)	(3,541)
Amortization bilateral loans of Colombia Telecomunicaciones, S.A. ESP BIC (*)	—	—	(117)
Syndicated amortization by Telxius Telecom, S.A.	—	—	(70)
Settlement of nominal value of amortized debt hedging derivatives	(20)	33	(715)
Others	(1,103)	(1,498)	(2,175)
Repayments of loans, borrowings and promissory notes	(1,123)	(1,465)	(3,077)
Lease principal payments (Note 20)	(2,143)	(2,114)	(1,996)
Financed spectrum licenses payments (Note 21)	(90)	(133)	(549)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(120)	(112)	(108)
Other financed operational payments (Note 18)	(12)	—	(41)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(222)	(245)	(698)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.